Provision for de-characterization of dam structures and asset retirement obligations	12 Months Ended
Dec. 31, 2021
Provision for de-characterization of dam structures and asset retirement obligations
Provision for de-characterization of dam structures and asset retirement obligations

26. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to regulations, which requires the decommissioning of the assets and mine sites that Vale operates at the end of their useful lives. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as described below.

a) De-characterization of dam structures located in Brazil

As a result of the Brumadinho dam rupture (note 24), the Company has decided to speed up the plan to “de-characterize” of all its tailings dams built under the upstream method, certain “centerline structures” and dikes, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams, however, there are no safety, technical or regulatory reasons for these dams to be de-characterized. Therefore, these dams will be decommissioned using other methods, as presented in item (b) below.

In September 2020, the federal government enacted Law no. 14,066, which modified the National Dam Safety Policy (Law no. 12,334/2020), reinforcing the prohibition of constructing and raising upstream dams in Brazil. The statute also requires companies to de-characterize the structures built using the upstream method by 2022, or by a later date if it is proven that the de-characterization is not technically feasible by 2022. A substantial part of the Company's de-characterization projects will be completed in a period exceeding the date established in the regulation due to the characteristics and safety levels of the Company's geotechnical structures. Thus, on February 21, 2022 (subsequent event), the Company filed with the relevant bodies a request for an extension to perform the projects.

In 2021, as a result of advances in engineering and geotechnical studies, the Company reviewed the estimates to de-characterize the geotechnical structures. In the last quarter 2021, the Company recorded US$1,725 in addition to the provision recorded in 2020, mainly due to changes in the engineering methods and solutions of geotechnical structures to ensure safety in the execution of the de-characterization. These changes resulted in the increase on the volume of tailings to be removed from certain structures, changes in containment plans and reinforcement of structures, and the use of remotely controlled equipment instead of conventional equipment.

These engineering projects for these structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimation of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

The Company’s de-characterization projects will last up to 15 years and were discounted at present value at a rate, which increased from 3.50% to 5.48%. Changes in the provisions are as follows:

	December 31, 2021	December 31, 2020
Balance at January 1,	2,289	2,489
Additional provision	1,725	617
Disbursements	(338)	(293)
Present value valuation	(36)	36
Translation adjustment	(117)	(560)
Balance at December 31,	3,523	2,289

Current liabilities	451	381
Non-current liabilities	3,072	1,908
Liabilities	3,523	2,289

In addition, due to the de-characterization projects, the Company has suspended some operations due to judicial decisions or technical analysis performed by Vale on its upstream dam structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the ferrous mineral segment in the amounts of US$376 and US$634 for the year ended December 31, 2021 and 2020, respectively. The Company is working on legal and technical measures to resume all operations at full capacity.

b) Asset retirement obligations and environmental obligations

	December 31, 2021	December 31, 2020	Discount rate	Flow duration
Liability by geographical area
Brazil	1,398	1,530	5.48%	2,119
Canada	2,727	2,491	0.00%	2,151
Oman	123	105	3.03%	2,035
Indonesia	77	60	4.20%	2,061
Other regions	255	336	0.00 - 7.79%
	4,580	4,522

Provision changes during the year

	December 31, 2021	December 31, 2020
Asset retirement obligations
Balance at beginning of the year	4,220	3,960
Adjustment to present value	110	27
Disbursements	(88)	(45)
Revisions on projected cash flows (i)	178	509
Transfer to assets held for sale (note 16)	(50)	—
Translation adjustment	(87)	(231)
Balance at end of the year	4,283	4,220

Environmental obligations
Balance at beginning of the year	302	389
Adjustment to present value	19	6
Disbursements	(57)	(61)
Revisions on projected cash flows	49	48
Translation adjustment	(16)	(80)
Balance at end of the year	297	302
Liability	4,580	4,522

Current	170	201
Non-current	4,410	4,321
Liability	4,580	4,522
(i)Includes US$121 related to the decommissioning of the water structure of the base metals operations in Canada recorded in income for the year ended December 31, 2021 as "Other operating expenses" (note 5) and US$57 capitalized as part of property, plant, and equipment (note 18). In 2020, the total amount was US$312 referring to the decommissioning of base metals infrastructure in Canada of US$151 and iron ore in Brazil of US$161.

Financial guarantees

The Company has issued letters of credit and surety bonds for US$605 as at December 31, 2021 (2020: US$651), in connection with the asset retirement obligations for its base metals operations.

Critical accounting estimates and judgments

De-characterization of dam structures - The main critical assumptions and estimates applied in the de-characterization provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; (iii) engineering methods and solutions; (iv) security levels; (v) productivity of the equipment used; (vi) advances in geological studies and new hydrological information; and (vii) discount rate update

Therefore, future expenditures may differ from the amounts currently provided because the realized assumptions and various other factors are not always under the Company’s control. These changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company will reassess the key assumptions used in the preparation of the projected cash flows and will adjust the provision, if required.

Asset retirement obligations - When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and it is depreciated over the useful life of the related mining asset.

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Judgment is required to determine key assumptions used on the asset retirement obligation measurement such as, interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significantly impact the recorded provision. Therefore, the estimated costs for closure of the mining assets are deemed to be a critical accounting estimate and annually reviewed.